Loans and advances to clients (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
By Maturity
Under 1 year	R$ 287,366,870	R$ 269,784,211	R$ 270,050,934
From 1 and 5 years	185,907,482	177,488,141	160,932,317
Over 5 years	78,261,850	77,382,938	62,371,451
Loans and advances to customers, gross	551,536,202	524,655,290	493,354,702
By Internal risk classification
Low	408,973,257	392,397,296	374,505,212
Medium-low	87,232,484	77,992,749	79,216,725
Medium	16,643,774	18,647,136	14,589,977
Medium - high	13,238,069	13,573,901	9,413,110
High	25,448,618	22,044,208	15,629,678
Loans and advances to customers, gross	R$ 551,536,202	R$ 524,655,290	R$ 493,354,702